Restructuring Charges and Asset Impairments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 01, 2011
Restructuring Cost And Reserve [Line Items]
Total restructuring charges	$ 93	$ 21	$ 42
Restructuring charges related global workforce reduction	58	7	41
Restructuring charges related the closure or announced closure of various facilities	35	14	5
Asset impairments related to restructuring activities	2	1	(4)
Write-down of investments	2	5
Other fixed asset impairments	2	6	3
Restructuring reserve	121	59	80
Restructuring reserve expected to be paid within one year	105
Machinery And Equipment [Member]
Restructuring Cost And Reserve [Line Items]
Other fixed asset impairments		1	3
Chassis Systems [Member]
Restructuring Cost And Reserve [Line Items]
Total restructuring charges	66	0	8
Asset impairments related to restructuring activities	2	0	(4)
Other fixed asset impairments	2	6	2
Restructuring liability assumed in acquisitions				$ 6